Fees Summary	Jan. 23, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,279,000.00
Previously Paid Amount	0.00
Total Fee Amount	176.63
Total Offset Amount	0.00
Net Fee	176.63
Narrative - Max Aggregate Offering Price	$ 1,279,000.00
Final Prospectus	true